S000016772 [Member] Investment Objectives and Goals - iShares iBoxx $ High Yield Corporate Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® iBOXX® $ HIGH YIELD CORPORATE BOND ETFHYG | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds.